Related party transactions	9 Months Ended
Sep. 30, 2023
Related Party Transactions [Abstract]
Related party transactions

13. Related party transactions:

For the quarter ended September 30, 2023, the Company has the following related party transactions:

	Nine Months ended September 30, 2023	Nine Months ended September 30, 2022	Three Months ended September 30, 2023	Three Months ended September 30, 2022

Directors’ fees	$5,999	$5,998	$1,999	$2,000
Salaries, wages, consultants and benefits	500,180	537,502	183,401	159,498
Selling and marketing	50,631	97,431	7,397	32,534
Stock-based compensation (Note 9)	119,864	208,435	48,944	71,080
Content and software development (Note 7)	173,733	187,114	38,858	62,849
Closing balance for the period	$850,407	$1,036,480	$280,599	$327,961

The Company has liabilities of $80,008 (December 31, 2022 - $80,874) as at September 30, 2023, to current directors, officers and companies owned by the current directors and officers of the Company for employment, director and consulting fees.

During the quarter ended March 31, 2023, the Company granted 400,000 options with an exercise price of CAD$0.30 ($0.22) per share.

During the quarter ended March 31, 2022, the Company granted 900,000 options with an exercise price of CAD$0.50 ($0.39) per share.

Kidoz Inc. and subsidiaries

(Expressed in United States Dollars)

Notes to Unaudited Condensed Interim Consolidated Financial Statements

Three Months ended September 30, 2023 and 2022

(Unaudited)